                               J.P. MORGAN FUNDS
                        J.P. MORGAN INSTITUTIONAL FUNDS
                           J.P. MORGAN SERIES TRUST
                         J.P. MORGAN MUTUAL FUND GROUP
                          GROWTH AND INCOME PORTFOLIO
                  J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
                   J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
                          UNDISCOVERED MANAGERS FUNDS
                         J.P. MORGAN MUTUAL FUND TRUST
                     J.P. MORGAN MUTUAL FUND SELECT TRUST
                     J.P. MORGAN MUTUAL FUND SELECT GROUP
                        J.P. MORGAN MUTUAL FUND SERIES

                       SUPPLEMENT DATED AUGUST 27, 2004
 TO THE PROSPECTUSES FOR MONEY MARKET FUNDS, INCOME FUNDS AND TAX FREE FUNDS,
  DATED DECEMBER 29, 2003; INTERNATIONAL FUNDS, TAX AWARE FUNDS AND SPECIALTY
     FUNDS, DATED MARCH 1, 2004; U.S. EQUITY FUNDS, DATED MAY 1, 2004; AND UNDISCOVERED MANAGERS, DATED (I) FEBRUARY 2, 2004, (II) FEBRUARY 2, 2004 AS
 REVISED MAY 11, 2004, AND (III) JUNE 4, 2004, OF THE J.P. MORGAN FUNDS, J.P. MORGAN INSTITUTIONAL FUNDS, J.P. MORGAN SERIES TRUST, J.P. MORGAN MUTUAL FUND
  GROUP, GROWTH AND INCOME PORTFOLIO, J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC., J.P. MORGAN MUTUAL FUND INVESTMENT TRUST, UNDISCOVERED MANAGERS FUNDS,
   J.P. MORGAN MUTUAL FUND TRUST, J.P. MORGAN MUTUAL FUND SELECT TRUST, J.P. MORGAN MUTUAL FUND SELECT GROUP AND MORGAN MUTUAL FUND SERIES (EACH A "TRUST" AND, COLLECTIVELY, THE "TRUSTS") AND ALL OR THEIR RESPECTIVE SERIES OR FUNDS
       (EACH A "JPMORGAN FUND" AND, COLLECTIVELY, THE "JPMORGAN FUNDS")

The following information is intended to supplement and update the information in the above-referenced prospectuses. Both One Group Mutual Funds and the JPMorgan Funds offer numerous investment portfolios in an array of investment styles and in multiple classes, including the Funds in the above-referenced prospectuses. This supplement is not an offer to sell shares of any Fund and should be read with the above-referenced prospectuses. (Please contact your financial advisor or intermediary to request prospectuses for other series of One Group Mutual Funds or the JPMorgan Funds.) You should read those prospectuses carefully before determining whether to invest in those Funds.

On July 1, 2004, Bank One Corporation, the former corporate parent of Banc One Investment Advisors Corporation ("BOIA"), One Group Dealer Services, Inc. ("Distributor"), and One Group Administrative Services, Inc. ("OGA"), merged into JPMorgan Chase & Co. BOIA, the Distributor and OGA are the investment adviser, the distributor and the administrator, respectively, to One Group Mutual Funds. As a consequence of the merger, on that date BOIA, OGA and the Distributor became affiliates of both J.P. Morgan Investment Management Inc. ("JPMIM") and JPMorgan Chase Bank. JPMIM is the investment adviser to the JPMorgan Funds, and JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of One Group Mutual Funds and the JPMorgan Funds have been actively considered over the course of the past several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping or duplicative product offerings. At Board meetings held in June and July 2004, BOIA, OGA, JPMIM and JPMorgan Chase Bank discussed various aspects of the proposed integration plan with the Board of Trustees of One Group Mutual Funds and the Board of Directors and Boards of Trustees, as applicable ("Boards"), of the JPMorgan Funds, respectively. At meetings held in August 2004, BOIA and OGA made proposals to the Board of Trustees of One Group Mutual Funds and JPMIM and JPMorgan Chase Bank made proposals to the Boards of the JPMorgan Funds in order to seek to achieve those goals. BOIA and JPMIM, however, will continue as separate investment advisory entities, for the foreseeable future, and will continue to provide investment advisory services to the One Group Funds and the JPMorgan Funds.

On August 12, 2004, the Board of Trustees of One Group Mutual Funds, and on August 19, 2004, the Boards of the JPMorgan Funds, approved a series of initiatives that are designed to: (i) integrate the operations of the two fund complexes; (ii) streamline the operations and product offerings of the two fund complexes; and (iii) take advantage of potential economies of scale. The integration of the two fund complexes will include, among other things, (i) adopting a common fee structure; (ii) eliminating overlapping or duplicative Funds; (iii) redomiciling each fund complex to a single jurisdiction and single form of declaration of trust; (iv) electing a single board of trustees and senior officers; (v) proposing certain changes to fundamental investment policies of some of the JPMorgan Funds and all of the One Group Funds; (vi) engaging a common set of service providers; and (vii) conforming redemption fee practices.

.. COMMON FEE STRUCTURE: On August 12, 2004 and August 19, 2004, respectively, the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds approved a series of proposals designed to facilitate the integration of One Group Mutual Funds with the JPMorgan Funds into an integrated fund complex in which all of the Funds have a common pricing structure. The pricing changes, which go into effect on February 19, 2005 unless specifically indicated otherwise below, include the following:

   . Lowering the investment advisory fees applicable to many of the One Group
     Funds and all of the JPMorgan money market funds. Some of these lower advisory fees for certain of the One Group Funds, which will go into effect prior to February 19, 2005, are also the result of the commitments made by BOIA to reduce its management fees for certain One Group Funds in the settlement agreement with the New York Attorney General;

   . Lowering the fees payable to the Distributor under Distribution and Shareholder Services Plans with respect to the Class A, Class B and Class C shares of the One Group Funds such that the Rule 12b-1 fee applicable to Class A shares is lowered from 0.35% of average daily net assets of the Class A shares to 0.25% of average daily net assets of the Class A shares and the Rule 12b-1 fee applicable to Class B and C shares is lowered from 1.00% of the average daily net assets of the Class B and C shares to 0.75% of average daily net assets of the Class B and C shares. At the same time, shareholder servicing activities will be removed from each of those Distribution and Shareholder Services Plans;

   . Eliminating the current Shareholder Services Plan that applies with respect to the Administrative Class and Class S shares of the One Group Funds and replacing it with a non-Rule 12b-1 shareholder servicing fee paid pursuant to a Shareholder Services Agreement with One Group Dealer Services, Inc.;

   . With regard to One Group Mutual Funds, imposing a separate non-Rule 12b-1 shareholder servicing fee, paid pursuant to a Shareholder Servicing Agreement with One Group Dealer Services, Inc., at an annual rate of between 0.05% and 0.35% of the average daily net assets of each Fund attributable to a particular class of shares;

   . With regard to the JPMorgan Funds, increasing the existing shareholder services fees by 0.05% with respect to each of the following classes of shares of the JPMorgan money market funds: Agency, Cash Management, Premier and Reserve;

   . With regard to the Morgan class shares of JPMorgan Prime Money Market
     Fund, subject to shareholder approval, imposing a fee of 0.10% of the average daily net assets of the Morgan class shares of that Fund pursuant to a Combined, Amended and Restated Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"). Morgan class shareholders of JPMorgan Prime Money Market Fund will be asked to vote on this proposal at a shareholder meeting scheduled to be held January 20, 2005;

   . With regard to the Class A shares of the JPMorgan Funds, adopting the initial sales charge schedule currently in effect for the One Group Funds. This will generally mean that the initial sales charge on Class A shares of the JPMorgan Funds will be decreasing. For example, on JPMorgan equity funds, the initial sales charge will be decreasing from 5.75% of the offering price to 5.25% of the offering price;

   . Lowering the administration fee applicable to One Group Mutual Funds by adopting the complex-wide fee structures for administration services currently utilized by the JPMorgan Funds. Since both the One Group Funds and the JPMorgan Funds will be applying the complex-wide fee structures, the administration fees applicable to the JPMorgan Funds will be lower as well; and

   . Charging custody, fund accounting and transfer agency fees to both the One
     Group Mutual Funds and the JPMorgan Funds pursuant to a common fee schedule.

  BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive or reduce their fees or reimburse the expenses of each class of shares of One Group Mutual Funds and the JPMorgan Funds, as needed, in order to assure that, for the Acquired Funds listed in the table below, the Net Expense level for the Funds following the mergers is at least as low as the Net Expense level currently in effect, if not lower, with the few exceptions discussed here. The Net Expense level for shares of the JPMorgan Liquid Assets Money Market Fund will be equal to, or lower than in the case of the Institutional Class shares, the contractual expense limitation currently in effect, although it will be higher than the net expenses as a result of voluntary fee waivers and reimbursements currently being made by JPMIM. The Net Expense level for the Agency class shares of JPMorgan Treasury Plus Money Market Fund and the Select class shares of JPMorgan Prime Money Market Fund will be increasing by 0.01% and the Net Expense level for the Class S shares of One Group Institutional Prime Money Market Fund will be increasing by 0.04%. The Net Expense levels for all other Funds will be the same or lower than the contractual caps currently in effect. Although gross expense levels (i.e., expenses before waivers or reimbursements) for certain classes of certain Funds may increase as a result of these changes, the contractual fee waivers or reductions and expense reimbursements will continue in effect for at least one year from February 18, 2005.

.. ELIMINATION OF OVERLAPPING OR DUPLICATIVE PRODUCT OFFERINGS: As part of the plan to integrate the two fund complexes, BOIA and JPMIM undertook a review of their various product offerings to determine whether there would be any overlapping or duplicative product offerings following the integration of the two fund complexes. At the Board meetings held August 12, 2004 and August 19, 2004, BOIA and JPMIM each recommended a series of individual fund mergers. After determining that (1) the investment objectives, investment policies, investment strategies and investment restrictions of the Funds subject to each proposed merger transaction were compatible, (2) each of the proposed mergers would be in the best interests of each affected Fund and its shareholders, and (3) each of the proposed mergers would not result in the dilution of the interests of the Funds or their shareholders, the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds approved the following merger transactions:

           ACQUIRED FUNDS                                  ACQUIRING FUNDS
------------------------------------------------------------------------------------
JPMorgan Bond Fund II (a series of    merges with One Group Bond Fund (a series of
  J.P. Morgan Mutual Fund Select       and into   One Group Mutual Funds)
  Group)
------------------------------------------------------------------------------------
JPMorgan Equity Growth Fund (a series merges with One Group Large Cap Growth Fund (a
  of J.P. Morgan Mutual Fund           and into   series of One Group Mutual Funds)
  Investment Trust)
------------------------------------------------------------------------------------

            ACQUIRED FUNDS                                    ACQUIRING FUNDS
-----------------------------------------------------------------------------------------
JPMorgan Equity Income Fund (a series  merges with One Group Equity Income Fund (a
  of J.P. Morgan Mutual Fund            and into   series of One Group Mutual Funds)
  Investment Trust)
-----------------------------------------------------------------------------------------
JPMorgan Global 50 Fund (a series of   merges with JPMorgan Fleming International
  J.P. Morgan Series Trust)             and into   Opportunities Fund (a series of
                                                   J.P. Morgan Institutional Funds)
-----------------------------------------------------------------------------------------
JPMorgan Liquid Assets Money Market    merges with One Group Prime Money Market Fund
  Fund (a series of J.P. Morgan Mutual  and into   (a series of One Group Mutual Funds)
  Fund Trust)
-----------------------------------------------------------------------------------------
JPMorgan Strategic Income Fund (a      merges with JPMorgan Global Strategic Income
  series of J.P. Morgan Mutual Fund     and into   Fund (a series of J.P. Morgan
  Group)                                           Institutional Funds)
-----------------------------------------------------------------------------------------
JPMorgan Tax Free Income Fund (a       merges with One Group Tax-Free Bond Fund (a
  series of J.P. Morgan Mutual Fund     and into   series of One Group Mutual Funds)
  Select Trust)
-----------------------------------------------------------------------------------------
JPMorgan Treasury Plus Money Market    merges with One Group U.S. Treasury Securities

                                   Page 4

            ACQUIRED FUNDS                                    ACQUIRING FUNDS
-----------------------------------------------------------------------------------------
  Fund (a series of J.P. Morgan Mutual  and into   Money Market Fund (a series of
  Fund Trust)                                      One Group Mutual Funds)
-----------------------------------------------------------------------------------------
JPMorgan U.S. Government Money         merge with  One Group Government Money
  Market Fund (a series of J.P. Morgan  and into   Market Fund (a series of One Group
  Mutual Fund Trust)                               Mutual Funds)
One Group U.S. Government Securities
  Money Market Fund (a series of One
  Group Mutual Funds)
-----------------------------------------------------------------------------------------
JPMorgan U.S. Small Company            merge with  One Group Small Cap Growth Fund (a
  Opportunities Fund (a series of       and into   series of One Group Mutual Funds)
  J.P. Morgan Funds)
JPMorgan Small Cap Growth Fund (a
  series of J.P. Morgan Fleming Mutual
  Fund Group, Inc.)
-----------------------------------------------------------------------------------------
JPMorgan U.S. Treasury Income Fund (a  merges with One Group Government Bond Fund (a
  series of J.P. Morgan Mutual Fund     and into   series of One Group Mutual Funds)
  Group)
-----------------------------------------------------------------------------------------
One Group Balanced Fund (a series of   merges with JPMorgan Diversified Fund (a series of
  One Group Mutual Funds)               and into   J.P. Morgan Institutional Funds)
-----------------------------------------------------------------------------------------
One Group Diversified Equity Fund (a   merges with JPMorgan U.S. Equity Fund (a series of
  series of One Group Mutual Funds)     and into   J.P. Morgan Institutional Funds)
-----------------------------------------------------------------------------------------
One Group Diversified International    merges with JPMorgan Fleming International
  Fund (a series of One Group Mutual    and into   Equity Fund (a series of J.P. Morgan
  Funds)                                           Mutual Fund Select Group)
-----------------------------------------------------------------------------------------
One Group Health Sciences Fund (a      merges with JPMorgan Global Healthcare Fund (a
  series of One Group Mutual Funds)     and into   series of J.P. Morgan Series Trust)
-----------------------------------------------------------------------------------------
One Group Institutional Prime Money    merges with JPMorgan Prime Money Market Fund
  Market Fund (a series of One Group    and into   (a series of J.P. Morgan Mutual Fund
  Mutual Funds)                                    Trust)
-----------------------------------------------------------------------------------------
One Group Intermediate Tax-Free Bond   merges with JPMorgan Intermediate Tax Free
  Fund (a series of One Group Mutual    and into   Income Fund (a series of J.P. Morgan

                                   Page 5

            ACQUIRED FUNDS                                    ACQUIRING FUNDS
-----------------------------------------------------------------------------------------
  Funds)                                           Mutual Fund Trust)
-----------------------------------------------------------------------------------------
One Group Treasury Only Money          merges with JPMorgan 100% U.S. Treasury
  Market Fund (a series of One Group    and into   Securities Money Market Fund (a series
  Mutual Funds)                                    of J.P. Morgan Mutual Fund Trust)
-----------------------------------------------------------------------------------------

  Each of the individual merger transactions above is subject to the approval of shareholders of the Acquired Fund at a shareholder meeting scheduled to be held on January 20, 2005. Each of the mergers listed above, if approved by shareholders, is expected to close on February 18, 2005, or such later date as the parties to each such transaction shall agree.

  In the case of each merger listed above, if such merger is approved by the shareholders of the Acquired Fund, each Acquired Fund will receive a number of shares of the respective Acquiring Fund equal in value to the value of the net assets of each Acquired Fund being transferred. Following the transfer, each shareholder of the Acquired Fund will receive a number of shares of the respective Acquiring Fund equal in value to the value of that shareholder's Acquired Fund shares. The closing of each merger will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed merger will qualify as a tax-free reorganization for federal income tax purposes.

.. REDOMICILIATION AS A DELAWARE STATUTORY TRUST: On August 12, 2004, the Board of One Group Mutual Funds approved the reorganization and redomiciliation of One Group Mutual Funds into a Delaware statutory trust to be known as JPMorgan Trust II. On August 19, 2004, the Boards of the JPMorgan Funds approved the reorganization and redomiciliation of the JPMorgan Funds into a Delaware statutory trust to be known as JPMorgan Trust I. Each of these Board approvals is subject to the approval of the reorganization and redomiciliation transaction by shareholders of the affected Funds at shareholder meetings scheduled to be held on January 20, 2005. If approved, the reorganization and redomiciliation transactions are expected to close on or about February 18, 2005.

.. ELECTION OF A SINGLE BOARD OF TRUSTEES AND SENIOR OFFICERS: At the meeting of shareholders of One Group Mutual Funds and the JPMorgan Funds scheduled to be held on January 20, 2005, shareholders of both One Group Mutual Funds and the JPMorgan Funds will be asked to elect a 13-member Board of Trustees comprised of five of the current seven members of the Board of One Group Mutual Funds and eight of the current 10 members of the Boards of the JPMorgan Funds. If elected by shareholders of One Group Mutual Funds and shareholders of the JPMorgan Funds, this 13-member Board of Trustees will take office effective February 19, 2005 and will oversee all of One Group Mutual Funds and the JPMorgan Funds. Shareholders of One Group Mutual Funds will also be asked to amend the Declaration of Trust of One Group Mutual Funds to allow for a Board with more than 10 members. On August 12, 2004, the Board of Trustees of One Group Mutual Funds elected George C.W. Gatch as President of One Group Mutual Funds as of September 15, 2004. Mr. Gatch is currently the President of the JPMorgan Funds. Effective September 15, 2004, One Group Mutual Funds and the JPMorgan Funds will also have the following senior officers in common: Robert
  L. Young, Senior Vice President; Patricia A. Maleski, Vice President and
  Chief Administrative Officer; Stephanie J. Dorsey, Treasurer; and Stephen M. Ungerman, Chief Compliance Officer.

.. FUNDAMENTAL INVESTMENT POLICIES AND/OR RESTRICTIONS: On August 12, 2004 and
  August 19, 2004, respectively, the Board of Trustees of One Group Mutual Funds and the respective Boards of the JPMorgan Funds voted to recommend that shareholders of the Funds approve the amendment of certain of the Funds' fundamental investment policies and/or restrictions. The Board of Trustees of One Group Mutual Funds also voted to recommend the elimination of certain fundamental investment restrictions that are not required by the 1940 Act. The proposed changes in the Funds' fundamental investment policies and/or restrictions are intended to simplify, streamline and standardize certain fundamental investment policies and/or restrictions of the Funds that are required under the 1940 Act, while at the same time providing added flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in certain fundamental investment policies and/or restrictions of some or all of the Funds will allow the affected Funds greater flexibility to respond to future investment opportunities, BOIA and JPMIM have indicated to the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds, respectively, that they do not anticipate that the changes, either individually or in the aggregate, will result in any material change in the level of investment risk associated with investing in the affected Funds or the manner in which the affected Funds are managed. Shareholders of the affected Funds will be asked to vote on these proposals at shareholder meetings scheduled to be held January 20, 2005.

.. SELECT CLASS SHARES OF JPMORGAN PRIME MONEY MARKET FUND: On August 19, 2004, the Board of Trustees of J.P. Morgan Mutual Fund Trust approved, subject to shareholder approval, the exchange of Select class shares of the JPMorgan Prime Money Market Fund for Premier class shares of that Fund. Select class shareholders of JPMorgan Prime Money Market Fund will be asked to vote on this proposal at a shareholder meeting scheduled to be held January 20, 2005.

.. COMMON SERVICE PROVIDERS: By February 19, 2005, One Group Mutual Funds and the JPMorgan Funds will have the same administrator, distributor, shareholder servicing agent, transfer and dividend distribution agent, custodian and fund accounting agent. This will mean certain new service providers for both One Group Mutual Funds and the JPMorgan Funds.

   . Investment Advice. As mentioned above, each Fund will continue to contract for investment advisory services from its current investment adviser, as described in the current prospectus, except that JPMIM will serve as investment advisor to the One Group International Equity Index Fund if a new Investment Advisory Agreement with JPMIM is approved by the shareholders of the One Group International Equity Index Fund.

   . Administration. One Group Mutual Funds will continue to have its current administrator, OGA, as its administrator. The JPMorgan Funds will change their administrator to OGA effective February 19, 2005. The new fee rate for most equity and fixed income funds, which is the same as the fee rate currently in place for the equity and fixed income JPMorgan Funds, will be computed daily and paid monthly, at an annual rate of 0.15% on the first $25 billion of the average daily net assets of the One Group Funds and the JPMorgan Funds (excluding the One Group Investor Funds and the series of One Group Mutual Funds and the JPMorgan Funds that operate as money market funds in accordance with Rule 2a-7 under the 1940 Act ("Money Market Funds")); and 0.075% of the average daily net assets of the One Group Funds and the JPMorgan Funds (excluding the One Group Investor Funds and the Money Market Funds) over $25 billion. The new fee rate for Money Market Funds, which is the same as the fee rate in place currently for the

     JPMorgan Funds that are Money Market Funds, will be computed daily and paid monthly, at an annual rate of 0.10% on the first $100 billion of the average daily net assets of the Money Market Funds and 0.05% of the average daily net assets of the Money Market Funds over $100 billion. The fee rates for the One Group Investor Funds, the JPMorgan Growth and Income Fund, the JPMorgan Select Growth and Income Fund and the Growth and Income Portfolio will remain the same. All shareholder servicing and fund accounting activities currently provided under the Management and Administration Agreement with OGA will be removed from that Agreement and instead will be put into separate agreements with other service providers, as described below.

   . Distribution. On August 12, 2004, the Board of Trustees of One Group
     Mutual Funds approved the continuation of One Group Dealer Services, Inc., as the distributor of One Group Mutual Funds, following the integration transactions. On August 19, 2004, the Board of the JPMorgan Funds approved the appointment of One Group Dealer Services, Inc. as distributor of the JPMorgan Funds effective February 19, 2005.

   . Shareholder Servicing. Beginning February 19, 2005, One Group Dealer
     Services, Inc. will begin providing certain shareholder services to One Group Mutual Funds and the JPMorgan Funds under separate Shareholder Servicing Agreements with the Funds. Most of the shareholder servicing activities that will be provided under the Shareholder Servicing Agreement with One Group Dealer Services, Inc. are currently provided to One Group Mutual Funds under the shareholder servicing portion of the Distribution and Shareholder Services Plans, provided such services are not distribution-related, under Shareholder Servicing Plans, or under the Management and Administration Agreement with OGA. For the JPMorgan Funds, the Shareholder Servicing Agreement with One Group Dealer Services, Inc. will replace the existing shareholder servicing agreements that are currently in place with JPMorgan Chase Bank, an affiliate of One Group Dealer Services, Inc. Under the Shareholder Servicing Agreements, One Group Dealer Services, Inc. will receive a fee at an annual rate of between 0.05% and 0.35% of the average daily net assets of each Fund attributable to a particular class of shares. One Group Dealer Services, Inc. will enter into shareholder servicing contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which One Group Dealer Services, Inc. will pay all or a portion of the annual fee to such financial intermediaries for performing such services.

   . Transfer Agency. On August 12, 2004, the Board of One Group Mutual Funds approved an agreement with Boston Financial Data Services, Inc. ("BFDS") to act as the Funds' transfer and dividend distribution agent. On August 19, 2004, the Boards of the JPMorgan Funds also approved an agreement with BFDS to act as the Funds' transfer and dividend distribution agent following the integration transactions. The transition to BFDS from the Funds' current transfer and dividend distribution agents, State Street Bank and Trust Company in the case of One Group Mutual Funds and DST Systems, Inc. in the case of the JPMorgan Funds, each an affiliate of BFDS, is expected to be completed February 2005. Shareholders should not experience any differences in the level or quality of services received as a result of this transition.

   . Custody. On August 12, 2004, the Board of Trustees of One Group Mutual

     Funds approved an agreement with JPMorgan Chase Bank, an affiliate of BOIA, JPMIM, OGA and the Distributor to act as the Funds' custodian. On August 19, 2004, the Boards of the JPMorgan Funds approved the continuation of JPMorgan Chase Bank as the custodian for the JPMorgan Funds following the integration transactions. The transition to JPMorgan Chase Bank from State Street Bank and Trust Company, the current custodian for One Group Mutual Funds, is expected to begin in October 2004 and be completed in December 2004. The Funds are not expected to experience any differences in the level or quality of services received as a result of this transition.

   . Securities Lending. Currently, Bank One Trust Company, N.A. serves as sub-custodian for One Group Mutual Funds in connection with their securities lending activities and receives a fee for those services. On August 12, 2004, the Board of Trustees of One Group Mutual Funds approved the appointment of JPMorgan Chase Bank as securities lending agent for One Group Mutual Funds. JPMorgan Chase Bank will continue as the securities lending agent for the JPMorgan Funds following the integration transactions. The transition from Bank One Trust Company, N.A. to JPMorgan Chase Bank as securities lending agent for One Group Mutual Funds is expected to begin in October 2004 and be completed in December 2004. Both Bank One Trust Company, N.A. and JPMorgan Chase Bank are affiliates of BOIA, JPMIM, OGA and the Distributor. The Funds are not expected to experience any differences in the level or quality of services received as a result of this transition.

   . Fund Accounting. Currently, fund accounting services for One Group Mutual
     Funds are provided by OGA under the Management and Administration Agreement. On August 12, 2004, the Board of Trustees of One Group Mutual Funds approved the transition of the fund accounting services to JPMorgan Chase Bank, effective February 19, 2005. As a result of this appointment, effective February 19, 2005, the fund accounting fees will be charged directly to the One Group Funds. Shareholders of One Group Mutual Funds should not experience any differences in the level or quality of services received as a result of this transition. On August 19, 2004, the Boards of the JPMorgan Funds approved the continuation of JPMorgan Chase Bank as the fund accounting agent for the JPMorgan Funds.

.. COMMON METHODS OF DOING BUSINESS WITH THE FUNDS: As a result of the changes in service providers, by February 19, 2005, there will be no difference between the way shareholders do business with One Group Mutual Funds and the way shareholders do business with the JPMorgan Funds. Shareholders of One Group Mutual Funds will also be able to exchange their shares of One Group Mutual Funds for shares of JPMorgan Funds, subject to generally applicable restrictions, and shareholders of JPMorgan

  Funds will have the same exchange privileges. In addition, shareholders of One Group Mutual Funds will be able to count purchases of JPMorgan Fund shares, and shareholders of the JPMorgan Funds will be able to count purchases of One Group Mutual Funds shares, toward fulfillment of letters of intent or statements of intention and toward the right of accumulation or cumulative quantity discount to the same extent that they can currently count purchases of shares of One Group Mutual Funds or the JPMorgan Funds, respectively. Shares of the JPMorgan Funds and One Group Mutual Funds purchased on or after the date of this Supplement will count under letters of intent and statements of intention for both the One Group Mutual Funds and the JPMorgan Funds on or after February 19, 2005.

.. REDEMPTION FEES: On August 12, 2004, the Board of Trustees of One Group

  Mutual Funds approved the elimination of the 2% redemption fee on the One Group Market Neutral Fund effective for shares purchased on or after October 28, 2004. For purchases of shares of One Group Market Neutral Fund prior to October 28, 2004, shareholders will pay a 2% redemption fee if they exchange or redeem shares of the Fund within 90 days of purchase, subject to the exceptions noted in the applicable prospectuses.

  On August 12, 2004, the Board of Trustees of One Group Mutual Funds approved the shortening of the holding period for the other One Group Mutual Funds that impose a redemption fee from 90 days to 60 days effective for shares purchased on or after October 28, 2004. One Group Funds that will continue to impose a redemption fee include One Group Diversified International Fund, One Group Health Sciences Fund, One Group High Yield Bond Fund, One Group International Equity Index Fund and One Group Technology Fund. With respect to purchases of shares of those Funds prior to October 28, 2004, shareholders will pay a redemption fee if they exchange or redeem shares of the Fund within 90 days of purchase, subject to the exceptions noted in the applicable prospectuses. For shares of those Funds purchased on or after October 28, 2004, shareholders will pay a redemption fee if they exchange or redeem shares of the Fund within 60 days of purchase, subject to the exceptions noted in the applicable prospectuses.

  On August 19, 2004, the Boards of certain of the JPMorgan Funds approved the imposition of a redemption fee on shares of certain Funds purchased after February 18, 2005. For shares of the JPMorgan Funds listed below purchased after February 19, 2005, shareholders will pay a 2% redemption fee if they exchange or redeem shares of the Fund within 60 days of purchase, subject to certain exceptions which will be noted in the applicable prospectuses.

          JPMorgan Fleming Asia Equity Fund
          JPMorgan Fleming Emerging Markets Debt Fund
          JPMorgan Fleming Emerging Markets Equity Fund
          JPMorgan Fleming International Equity Fund
          JPMorgan Fleming International Growth Fund
          JPMorgan Fleming International Opportunities Fund
          JPMorgan Fleming International Small Cap Equity Fund
          JPMorgan Fleming International Value Fund
          JPMorgan Fleming Intrepid European Fund
          JPMorgan Fleming Japan Fund
          JPMorgan Fleming Tax Aware International Opportunities Fund
          JPMorgan Global 50 Fund
          JPMorgan Global Healthcare Fund
          JPMorgan Global Strategic Income Fund

For more information, contact your financial advisor or intermediary or see www.jpmorganfunds.com.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                                                                 SUP-MERGER-804

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